UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21681
                                      ------------------------------------------

                       Old Mutual/Claymore Long-Short Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                            2455 Corporate West Drive

                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: December 31
                         -----------
Date of reporting period: March 31, 2008
                          --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.


OLD MUTUAL/CLAYMORE LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

NUMBER
OF SHARES                                                                     VALUE
------------------------------------------------------------------------------------
                   LONG-TERM INVESTMENTS - 118.3%
                   COMMON STOCKS - 118.0%
                   CONSUMER DISCRETIONARY - 13.3%
         16,142    Amazon.Com, Inc. (a) (b)                          $    1,150,924
         64,319    Best Buy Co., Inc. (b)                                 2,666,666
        146,821    Big Lots, Inc. (a)(b)                                  3,274,108
        121,122    DIRECTV Group, Inc. (a)(b)                             3,002,614
         28,082    Expedia, Inc. (a)(b)                                     614,715
        543,329    Ford Motor Co. (a)(b)                                  3,107,842
         29,053    Gap, Inc. (b)                                            571,763
         35,253    Hasbro, Inc. (b)                                         983,559
        285,201    Interpublic Group of Companies, Inc. (a)(b)            2,398,540
        100,410    Newell Rubbermaid, Inc. (b)                            2,296,377
         11,527    Office Depot, Inc. (a)(b)                                127,373
         22,708    OfficeMax, Inc. (b)                                      434,631
         95,538    Snap-On, Inc. (b)                                      4,858,107
        353,584    Time Warner, Inc. (b)                                  4,957,248
         46,827    VF Corp. (b)                                           3,629,561
        140,149    Walt Disney Co. (The) (b)                              4,397,876
          4,064    Wendy's International, Inc. (b)                           93,716
         54,001    Wyndham Worldwide Corp.                                1,116,741
                                                                      --------------
                                                                         39,682,361
                                                                      --------------

                   CONSUMER STAPLES - 12.8%
         63,119    Altria Group, Inc. (b)                                 1,401,242
         86,806    Archer-Daniels-Midland Co. (b)                         3,572,935
        136,416    Coca-Cola Enterprises, Inc. (b)                        3,301,267
         76,588    Constellation Brands, Inc. - Class A (a)(b)            1,353,310
         54,140    Costco Wholesale Corp. (b)                             3,517,476
         97,014    Dean Foods Co. (a)(b)                                  1,949,011
        188,358    Kroger Co. (b)                                         4,784,293
         16,097    Molson Coors Brewing Co. - Class B (b)                   846,220
         63,119    Philip Morris International, Inc. (a)                  3,192,559
         44,398    Procter & Gamble Co. (b)                               3,110,968
        212,808    SYSCO Corp. (b)                                        6,175,688
        172,799    Tyson Foods, Inc. - Class A (b)                        2,756,144
         40,150    Wal-Mart Stores, Inc.                                  2,115,102
                                                                      --------------
                                                                         38,076,215
                                                                      --------------

                   ENERGY - 13.3%
          5,747    Baker Hughes, Inc. (b)                                   393,669
        109,787    Chevron Corp. (b)                                      9,371,418
          7,786    ConocoPhillips (b)                                       593,371
          4,806    Devon Energy Corp. (b)                                   501,410
        187,232    Exxon Mobil Corp.                                     15,836,083
        108,276    Halliburton Co. (b)                                    4,258,495
         53,855    Marathon Oil Corp. (b)                                 2,455,788
          7,941    Murphy Oil Corp. (b)                                     652,274
          2,183    National Oilwell Varco, Inc. (a)(b)                      127,443
         12,723    Occidental Petroleum Corp. (b)                           930,942
          9,228    Schlumberger Ltd. (Netherlands Antilles) (b)             802,836
          2,725    Transocean, Inc. (Cayman Islands) (a)(b)                 368,420
          9,866    Weatherford International Ltd. (Bermuda) (a)(b)          714,989
         79,820    Williams Cos., Inc.                                    2,632,464
                                                                      --------------
                                                                         39,639,602
                                                                      --------------

                   FINANCIALS - 17.1%
         78,109    ACE Ltd. (Cayman Islands) (b)                          4,300,682
         31,812    American Express Co. (b)                               1,390,821
         20,654    American International Group, Inc. (b)                   893,285
         11,450    Ameriprise Financial, Inc. (b)                           593,682
         21,682    AvalonBay Communities, Inc., REIT (b)                  2,092,747
        116,332    Bank of New York Mellon Corp. (b)                      4,854,534
             46    Boston Properties, Inc., REIT (b)                          4,235
         42,877    Capital One Financial Corp. (b)                        2,110,406
         57,205    CB Richard Ellis Group, Inc. - Class A (a)(b)          1,237,916
        227,305    Charles Schwab Corp. (b)                               4,280,153
         32,474    Cincinnati Financial Corp. (b)                         1,235,311
            246    CME Group, Inc. (b)                                      115,399
         20,752    Franklin Resources, Inc. (b)                           2,012,736
        106,148    Host Hotels & Resorts, Inc., REIT (b)                  1,689,876
         48,584    Janus Capital Group, Inc. (b)                          1,130,550
        146,704    JPMorgan Chase & Co. (b)                               6,300,937
         37,881    Loews Corp. (b)                                        1,523,574
         64,560    MetLife, Inc. (b)                                      3,890,386
         57,919    Northern Trust Corp. (b)                               3,849,876
         14,147    NYSE Euronext (b)                                        873,011
         11,914    State Street Corp. (b)                                   941,206
         29,998    T Rowe Price Group, Inc. (b)                           1,499,900
         89,112    Travelers Co., Inc. (b)                                4,264,009
                                                                      --------------
                                                                         51,085,232
                                                                      --------------

                   HEALTH CARE - 14.4%
        105,782    AmerisourceBergen Corp. (b)                            4,334,946
         73,938    Amgen, Inc. (a)(b)                                     3,089,130
         85,616    Baxter International, Inc. (b)                         4,950,317
         17,698    Bristol-Myers Squibb Co. (b)                             376,968
        106,289    Cardinal Health, Inc. (b)                              5,581,235
         44,597    Cigna Corp. (b)                                        1,809,300
         20,884    Genzyme Corp. (a)(b)                                   1,556,693
         26,649    Humana, Inc. (a)(b)                                    1,195,474
         11,076    Johnson & Johnson (b)                                    718,500
         97,090    McKesson Corp. (b)                                     5,084,603
        105,563    Medco Health Solutions, Inc. (a)(b)                    4,622,604
         63,266    PerkinElmer, Inc. (b)                                  1,534,201
        163,489    Pfizer, Inc. (b)                                       3,421,825
         57,177    Stryker Corp. (b)                                      3,719,364
        151,404    Tenet Healthcare Corp. (a)(b)                            856,947
                                                                      --------------
                                                                         42,852,107
                                                                      --------------

                   INDUSTRIALS - 16.0%
         88,491    Boeing Co. (b)                                         6,581,076
          3,805    C.H. Robinson Worldwide, Inc. (b)                        206,992
         22,090    CSX Corp. (b)                                          1,238,586
         28,010    FedEx Corp. (b)                                        2,595,687
         16,002    Fluor Corp. (b)                                        2,258,842
        393,624    General Electric Co. (b)                              14,568,024
         12,262    Honeywell International, Inc. (b)                        691,822
         44,560    Jacobs Engineering Group, Inc. (a)(b)                  3,279,170
         20,204    Lockheed Martin Corp. (b)                              2,006,257
            576    Masco Corp. (b)                                           11,422
         28,792    Parker Hannifin Corp. (b)                              1,994,422
         70,051    Raytheon Co. (b)                                       4,525,995
         51,485    RR Donnelley & Sons Co. (b)                            1,560,510
          2,568    Ryder System, Inc. (b)                                   156,417
         60,372    Southwest Airlines Co. (b)                               748,613
         28,460    Union Pacific Corp. (b)                                3,568,315
         20,661    WW Grainger, Inc. (b)                                  1,578,294
                                                                      --------------
                                                                         47,570,444
                                                                      --------------

                   INFORMATION TECHNOLOGY - 16.1%
         19,864    Agilent Technologies, Inc. (a)(b)                        592,543
         14,772    BMC Software, Inc. (a)(b)                                480,385
        110,451    Computer Sciences Corp. (a)(b)                         4,505,296
         63,594    Convergys Corp. (a)(b)                                   957,726
         60,290    Corning, Inc. (b)                                      1,449,372
         36,282    eBay, Inc. (a)(b)                                      1,082,655
        175,553    Electronic Data Systems Corp. (b)                      2,922,957
            249    Google, Inc. - Class A (a)(b)                            109,677
        173,952    Hewlett-Packard Co. (b)                                7,942,648
        108,301    Jabil Circuit, Inc. (b)                                1,024,528
          8,987    Micron Technology, Inc. (a)(b)                            53,652
        266,695    Microsoft Corp. (b)                                    7,568,804
         28,529    Molex, Inc. (b)                                          660,732
        252,725    Motorola, Inc. (b)                                     2,350,343
        108,082    Novell, Inc. (a)(b)                                      679,836
         45,123    NVIDIA Corp. (a)(b)                                      892,984
        280,165    Sun Microsystems, Inc. (a)(b)                          4,350,963
        177,983    Texas Instruments, Inc. (b)                            5,031,579
        297,211    Unisys Corp. (a)(b)                                    1,316,645
         68,021    Western Union Co.                                      1,446,807
        147,785    Xerox Corp.                                            2,212,341
         12,868    Yahoo!, Inc. (a)                                         372,271
                                                                      --------------
                                                                         48,004,744
                                                                      --------------

                   MATERIALS - 6.1%
         12,533    Alcoa, Inc. (b)                                          451,940
        108,152    Ashland, Inc. (b)                                      5,115,590
         57,562    Du Pont (E.I.) de Nemours and Co. (b)                  2,691,599
         28,029    Ecolab, Inc. (b)                                       1,217,299
         13,764    Hercules, Inc. (b)                                       251,744
         54,509    International Paper Co. (b)                            1,482,645
         30,227    Newmont Mining Corp. (b)                               1,369,283
         19,011    Nucor Corp. (b)                                        1,287,805
         42,320    Pactiv Corp. (a)(b)                                    1,109,207
         28,258    PPG Industries, Inc. (b)                               1,709,892
         31,856    Sealed Air Corp. (b)                                     804,364
         13,387    Titanium Metals Corp. (b)                                201,474
          6,597    Vulcan Materials Co. (b)                                 438,041
                                                                      --------------
                                                                         18,130,883
                                                                      --------------

                   TELECOMMUNICATIONS - 6.1%
         72,308    American Tower Corp. - Class A (a)(b)                  2,835,197
        301,974    AT&T, Inc. (b)                                        11,565,604
        105,025    Verizon Communications, Inc. (b)                       3,828,161
                                                                      --------------
                                                                         18,228,962
                                                                      --------------

                   UTILITIES - 2.8%
         58,010    AES Corp. (a)(b)                                         967,027
         15,290    Dominion Resources, Inc. (b)                             624,444
        357,070    Dynegy, Inc. - Class A (a)(b)                          2,817,282
        108,998    PG&E Corp. (b)                                         4,013,306
                                                                      --------------
                                                                          8,422,059
                                                                      --------------
                   TOTAL COMMON STOCKS - 118.0%
                   (Cost $398,278,755)                                  351,692,609
                                                                      --------------

                   TRACKING STOCKS - 0.3%
                   HEALTH CARE - 0.3%
         22,255    Applera Corp - Applied Biosystems Group (b)
                   (Cost $748,008)                                          731,299
                                                                      --------------

                   TOTAL LONG-TERM INVESTMENTS - 118.3%
                   (Cost $399,026,763)                                  352,423,908
                                                                       --------------

PRINCIPAL AMOUNT                                                              VALUE
-------------------                                                   --------------
                   SHORT-TERM INVESTMENTS - 9.1%
                   U.S. GOVERNMENT SECURITIES - 9.1%
   $ 27,250,000    U.S. Treasury Bill
                   yielding 2.89%, 6/05/08 maturity (b)
                   (Cost $27,109,894)                                    27,187,271
                                                                       --------------


                   TOTAL INVESTMENTS - 127.4%
                   (Cost $426,136,657)                                  379,611,179
                   Securities Sold Short - (26.8%)
                   (Proceeds $85,258,417)                               (79,935,103)
                   Total Value of Options Written
                   (Premiums received $5,683,266) - (1.5%)               (4,469,375)
                   Other Assets less Liabilities - 0.9%                   2,839,836
                                                                      --------------
                   NET ASSETS  - 100.0%                               $ 298,046,537
                                                                      ==============

NUMBER
OF SHARES                                                                     VALUE
------------------------------------------------------------------------------------
                   SECURITIES SOLD SHORT - 26.8%
                   COMMON STOCKS - 26.8%
                   CONSUMER DISCRETIONARY - 7.7%
         15,360    Abercrombie & Fitch Co. - Class A                  $   1,123,430
          3,012    Apollo Group, Inc. - Class A                             130,118
         10,054    Black & Decker Corp.                                     664,569
          7,090    Carnival Corp. (Panama)                                  287,003
         78,920    CBS Corp. - Class B                                    1,742,554
         27,318    Centex Corp.                                             661,369
        302,067    Circuit City Stores, Inc.                              1,202,227
         39,756    Clear Channel Communications, Inc.                     1,161,670
         50,808    DR Horton, Inc.                                          800,226
         22,819    EW Scripps Co. - Class A                                 958,626
         29,520    Fortune Brands, Inc.                                   2,051,640
         21,692    GameStop Corp. - Class A                               1,121,693
         53,977    Gannett Co., Inc.                                      1,568,032
         52,700    Harley-Davidson, Inc.                                  1,976,250
         15,222    Home Depot, Inc.                                         425,759
         65,595    JC Penney Co., Inc.                                    2,473,588
         52,939    KB Home                                                1,309,182
         20,315    Lennar Corp. - Class A                                   382,125
         23,124    Lowe's Cos., Inc.                                        530,465
         27,192    Pulte Homes, Inc.                                        395,644
         45,931    Tiffany & Co.                                          1,921,753
                                                                      --------------
                                                                         22,887,923
                                                                      --------------

                   CONSUMER STAPLES - 2.6%
         12,036    Clorox Co.                                               681,719
         88,908    Hershey Co.                                            3,349,164
          3,509    Kimberly-Clark Corp.                                     226,506
          1,587    Whole Foods Market, Inc.                                  52,324
         55,969    Wrigley (Wm) Jr. Co.                                   3,517,092
                                                                      --------------
                                                                          7,826,805
                                                                      --------------

                   ENERGY - 1.4%
         15,131    Consol Energy, Inc.                                    1,046,914
         18,770    Peabody Energy Corp.                                     957,270
         20,566    Range Resources Corp.                                  1,304,913
         14,041    XTO Energy, Inc.                                         868,576
                                                                      --------------
                                                                          4,177,673
                                                                      --------------

                   FINANCIALS - 2.9%
         22,589    Fannie Mae                                               594,542
         32,729    Freddie Mac                                              828,698
          6,622    Goldman Sachs Group, Inc.                              1,095,213
         27,786    Huntington Bancshares, Inc.                              298,700
         88,850    Leucadia National Corp.                                4,017,797
         18,372    Merrill Lynch & Co., Inc.                                748,475
          7,854    Toronto-Dominion Bank (Canada)                           481,872
         22,413    XL Capital Ltd. (Cayman Islands)                         662,304
                                                                       --------------
                                                                          8,727,601
                                                                       --------------

                   HEALTH CARE - 3.0%
         26,232    Boston Scientific Corp.                                  337,606
         14,882    Celgene Corp.                                            912,118
         35,190    King Pharmaceuticals, Inc.                               306,153
         24,191    Millipore Corp.                                        1,630,715
        281,643    Mylan, Inc.                                            3,267,059
         16,738    Quest Diagnostics, Inc.                                  757,729
         42,985    Schering-Plough Corp.                                    619,414
         19,347    Waters Corp.                                           1,077,628
                                                                      --------------
                                                                          8,908,422
                                                                      --------------

                   INDUSTRIALS - 1.1%
         17,468    Allied Waste Industries, Inc.                            188,829
          6,491    L-3 Communications Holdings, Inc.                        709,726
         18,966    PACCAR, Inc.                                             853,470
         43,007    Pitney Bowes, Inc.                                     1,506,105
            337    Precision Castparts Corp.                                 34,401
                                                                      --------------
                                                                          3,292,531
                                                                      --------------

                   INFORMATION TECHNOLOGY - 4.3%
         19,176    Altera Corp.                                             353,414
         70,287    Fidelity National Information Services, Inc.           2,680,746
         15,979    Fiserv, Inc.                                             768,430
         37,582    Linear Technology Corp.                                1,153,392
         53,992    Microchip Technology, Inc.                             1,767,158
        129,050    Paychex, Inc.                                          4,421,253
         48,292    SanDisk Corp.                                          1,089,950
        126,968    Tellabs, Inc.                                            691,976
                                                                      --------------
                                                                         12,926,319
                                                                      --------------

                   MATERIALS - 1.1%
        127,500    Bemis Co., Inc.                                        3,242,325
                                                                      --------------

                   TELECOMMUNICATIONS - 2.2%
         18,438    CenturyTel, Inc.                                         612,879
        277,728    Citizens Communications Co.                            2,913,367
        252,018    Windstream Corp.                                       3,011,615
                                                                      --------------
                                                                          6,537,861
                                                                      --------------

                   UTILITIES - 0.5%
          3,743    Entergy Corp.                                            408,286
         21,763    PPL Corp.                                                999,357
                                                                      --------------
                                                                          1,407,643
                                                                      --------------

                   TOTAL SECURITIES SOLD SHORT - 26.8 %
                   (Proceeds $85,258,417)                              $ 79,935,103
                                                                      ==============

CONTRACTS
(100 SHARES                                                EXPIRATION   EXERCISE
PER CONTRACT)      CALL OPTIONS WRITTEN (A)                   DATE        PRICE        VALUE
-------------------------------------------------------------------------------------------------

            100    AMEX Oil Index                          April 2008    $ 1,380.00    $ 199,500
            825    AMEX Securities Broker/Dealer Index     April 2008        175.00      101,063
            675    CBOE Gold Index                         April 2008        200.00      190,687
            175    CBOE Oil Index                          April 2008        810.00      393,750
            150    MS Commodity Related Equity             April 2008        850.00      360,000
            725    Philadelphia Gold & Silver Index        April 2008        185.00      264,625
            175    S&P 400 Midcap Index                    April 2008        780.00      299,250
            425    S&P 500 Index                           April 2008      1,315.00    1,377,000
            850    S&P 500 Index                           April 2008      1,350.00    1,283,500
                                                                                    -------------
                                                                                     $ 4,469,375
                                                                                    -------------
                   TOTAL CALL OPTIONS WRITTEN
                   (Premiums received $5,683,266)


REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b) All or a portion of these securities are held as collateral for Securities Sold Short and futures.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended December 31, 2007.

            ------------------------------------------------------
                       Country Allocation*
            ------------------------------------------------------
            United States                                   98.4%
            Cayman Islands                                   1.2%
            Netherlands Antilles                             0.2%
            Bermuda                                          0.2%
            ------------------------------------------------------
            * Subject to change daily.  Based on total investments.

At March 31, 2008, the following futures contracts were outstanding:

                                                                                                              UNREALIZED
                                                                                                NUMBER OF    APPRECIATION
LONG CONTRACTS                                                                                  CONTRACTS   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------- ----------------
Amsterdam Exchanges Index - April 2008 (Current notional value of 88,370 Euro per contract)            460      $ 3,102,305
CAC 40 10 Year Euro Index - April 2008 (Current notional value of 47,130 Euro per contract)            240          785,819
CBOE Volatility Index - May 2008 (Current notional value of $26,300 per contract)                      267          153,525
Dow Jones Euro STOXX 50 - June 2008 (Current notional value of 35,490 Euro per contract)               110          274,890
FTSE 100 Index - June 2008 (Current notional value of 57,085 Pound Sterling per contract)              150          612,493
Hang Seng Stock Index - April 2008 (Current notional value of 1,131,500 Hong Kong dollars
  per contract)                                                                                         50          284,392
S&P/MIB Index - June 2008 (Current notional value of 153,210 Euro per contract)                        170          619,790
TOPIX Index - June 2008 (Current notional value of 12,155,000 Japanese Yen per contract)               100          157,423
                                                                                                ----------- ----------------
                                                                                                     1,547        5,990,637
                                                                                                ----------- ----------------


SHORT CONTRACTS
------------------------------------------------------------------------------------------------
IBEX 35 Index - April 2008 (Current notional value of 132,350 Euro per contract)                        40         (260,380)
OMXS 30 Index - April 2008 (Current notional value of 93,025 Swedish Krona per contract)               780         (300,702)
S&P 500 - June 2008 (Current notional value of $66,200 per contract)                                   220           20,350
S&P/TSE 60 Index - June 2008 (Current notional value of 157,160 Canadian dollars per contract)         230          350,596
SPI 200 Index - June 2008 (Current notional value of 134,900 Australian dollars per contract)          500       (2,662,716)
                                                                                                ----------- ----------------
                                                                                                     1,770       (2,852,852)
                                                                                                ----------- ----------------

                                                                                                     3,317      $ 3,137,785
                                                                                                =========== ================


All notional values are denominated in local currencies.

At March 31, 2008, the following forward exchange currency contracts were outstanding:

                                                               LOCAL              UNREALIZED
                                                             CURRENCY            APPRECIATION
LONG CONTRACTS                                                 VALUE            (DEPRECIATION)
-------------------------------------------------------  ------------------  ---------------------
Australian Dollar, 70,000,000 expiring 6/18/08                 63,226,026     $           (592,974)
Japanese Yen, 2,500,000,000 expiring 6/18/08                   25,226,598                  730,963
Norwegian Krone, 400,000,000 expiring 6/18/08                  78,159,353                1,206,679
Pound Sterling, 25,000,000 expiring 6/18/08                    49,383,614                 (688,886)
                                                                             ---------------------
                                                                                           655,782
                                                                             ---------------------


SHORT CONTRACTS
-------------------------------------------------------
Canadian Dollar, 34,000,000 expiring 6/18/08                   33,083,952                1,176,427
Euro, 45,000,000 expiring 6/18/08                              71,054,560               (2,290,510)
Swiss Franc, 55,000,000 expiring 6/18/08                       55,607,457               (1,786,143)
                                                                             ---------------------
                                                                                        (2,900,226)
                                                                             ---------------------

                                                                              $         (2,244,444)
                                                                             ---------------------



In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation).

Valuations at March 31, 2008
Description                           Securities       Derivatives           Total
                                    ----------------  ---------------   -----------------
(value in $000s)
Assets:
Level 1                                   $ 379,611         $      -           $ 379,611
Level 2                                           -            9,475               9,475
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                     $ 379,611         $  9,475           $ 389,086
                                    ================  ===============   =================

Liabilities:
Level 1                                   $  79,935         $  4,469           $  84,404
Level 2                                           -            8,582               8,582
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                     $  79,935         $ 13,051           $  92,986
                                    ================  ===============   =================


Level 3 holdings                        Securities       Derivatives           Total
                                      --------------  ---------------   -----------------
Beginning Balance at 12/31/07                     -                -                   -
Total Realized Gain/Loss                          -                -                   -
Change in Unrealized Gain/Loss                    -                -                   -
Net Purchases and Sales                           -                -                   -
Net Transfers In/Out                              -                -                   -
                                      --------------  ---------------   -----------------
Ending Balance at 3/31/08                 $       -         $      -           $       -
                                      ==============  ===============   =================


ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Old Mutual/Claymore Long-Short Fund

By:  /s/ J. Thomas Futrell
   ---------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: May 30, 2008


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
   ---------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: May 30, 2008




By:  /s/ Steven M. Hill
   ---------------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date: May 30, 2008